Events after the reporting period	6 Months Ended
Jun. 30, 2022
Events after the reporting period
Events after the reporting period

29.Events after the reporting period

Relocation of Personnel and Optimization of Headcount

On July 12, 2022 the Company’s Board of Directors approved the relocation program on the following main conditions:

●	The Group shall relocate approximately 600 of the group employees from Russia and Belarus to Cyprus, Armenia and other “safe-harbour” countries by the end of 2022;
●	The Group shall require from the management of recently acquired companies to use similar initiatives to decrease operational exposure to Russia.

The Company’s management also decided in June of 2022 in response to the changing operating environment to reduce the Group’s personnel by approximately 235 people. The reduction of personnel was substantially completed in June and July of 2022.

Sale of Russian subsidiaries

On July 12, 2022 the Company’s Board of Directors resolved as a part of the broader strategy of reducing to the maximum extent possible within the Company’s control the exposure to the Russian country risk to sell 100% shares in the charter capitals of the wholly owned subsidiaries of the Company Nexters Studio LLC, Nexters Online LLC and Lightmap LLC and 70% shares in the charter capital of Gamepositive LLC for the amounts not less than 200, 100, 100 and 100 thousands of Russian rubles respectively.

By the date of these financial statements the sale of Nexters Studio LLC, Nexters Online LLC and Gamepositive LLC has been completed on August 18, 2022 and the sale of Lightmap LLC on August 31, 2022. The approximate loss on disposal is presented below:

Cash received	9
Less net assets, including:
Assets	(13,776)
Liabilities	11,342
Total net assets	(2,434)
NCI at disposal	268

Loss on disposal of subsidiaries	(2,157)

Consideration received, satisfied in cash	9
Cash and cash equivalents disposed of	(7,699)

Net cash outflow	(7,690)

Loan to MX Capital Ltd

As part of the share purchase agreement with MX Capital Ltd, the Company entered into a loan agreement with the acquired entity. The second tranche of the loan for an amount of 13,000 was paid on July 6, 2022 following the fact that certain conditions stated in the purchase agreement.